SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The terms and conditions relating to the grants of the share option program and the long-term share unit award incentive plans are listed in the tables below:

Grant date share options granted to employees (thousands of options, except as noted)	Number of options	Contractual life of options
March 8, 2016	2,613	7
March 30, 2016	227	7
July 4, 2016	88	7
August 16, 2016	1,268	7
October 3, 2016	62	7
November 15, 2016	1,240	7
March 7, 2017	1,697	7
May 16, 2017	64	7
August 14, 2017	868	7
October 11, 2017	40	7
November 14, 2017	784	7
December 8, 2017	77	7

One-third vest on the first anniversary of the grant date, one-third vest on the second anniversary of the grant date and one-third vest on the third anniversary of the grant date.
Long-term share unit award incentive plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Non-Officers(2) and Directors (thousands of units, except as noted)	PSUs (3)	RSUs (3)	DSUs	Total
January 1, 2016	365	372	49	786
January 1, 2017	307	303	32	642
PSUs vest on the third anniversary of the grant date. RSUs vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date. Actual units awarded based on the trading value of the shares and performance of the Company.

(1)	Distribution Units are granted in addition to RSU and PSU grants based on notional accrued dividends from RSU and PSU granted but not paid.

(2)	Non-Officers defined as senior selected positions within the Company.
(3) Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2015	10,006	$40.98
Granted	5,498	$36.41
Exercised	(577)	$28.20
Forfeited	(509)	$41.25
Expired	(108)	$46.83
Outstanding at December 31, 2016	14,310	$39.68
Granted	3,530	$43.28
Exercised	(1,405)	$33.03
Forfeited	(502)	$40.58
Expired	(256)	$47.15
Outstanding as at December 31, 2017	15,677	$40.94

Disclosure of range of exercise prices of outstanding share options
As of December 31, 2017, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number outstanding at December 31, 2017	Options Exercisable	Weighted average remaining life
$25.28 – $33.85	3,713	2,145	3.83
$33.86 – $40.48	3,011	1,224	5.33
$40.49 – $43.06	3,303	570	5.77
$43.07 – $45.15	2,490	2,309	4.08
$45.16 – $52.01	3,160	2,376	4.48
Total	15,677	8,624	4.70

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2017, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number outstanding at December 31, 2017	Options Exercisable	Weighted average remaining life
$25.28 – $33.85	3,713	2,145	3.83
$33.86 – $40.48	3,011	1,224	5.33
$40.49 – $43.06	3,303	570	5.77
$43.07 – $45.15	2,490	2,309	4.08
$45.16 – $52.01	3,160	2,376	4.48
Total	15,677	8,624	4.70

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share options granted

Year Ended December 31 (dollars, except as noted)	2017	2016
Weighted average
Fair value at grant date	4.49	3.71
Share price at grant date	43.13	36.47
Exercise price	43.28	36.41
Expected volatility (percent)	23.5	25.1
Expected option life (years)	3.67	3.67
Expected annual dividends per option	2.04	1.90
Expected forfeitures (percent)	6.1	6.7
Risk-free interest rate (based on government bonds)(percent)	1.2	0.7

Disclosure of employee share-based compensation expense
Employee expenses

Year Ended December 31 ($ millions)	2017	2016
Share option plan, equity settled	16	15
Long-term share unit award incentive plan	57	31
Share-based compensation expense	73	46

Total carrying amount of liabilities for cash settled arrangements	79	44
Total intrinsic value of liability for vested benefits	36	24